UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-261436-06

Central Index Key Number of the issuing entity: 0001996308

Honda Auto Receivables 2023-4 Owner Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-261436

Central Index Key Number of the depositor: 0000890975

American Honda Receivables LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000864270

American Honda Finance Corporation

(Exact name of sponsor(s) as specified in its charter)

Michi Rey, (310) 972-2288

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE that was filed with and accepted by the Securities and Exchange Commission on August 24, 2026 with respect to Honda Auto Receivables 2023-4 Owner Trust (the "Previously Filed Form ABS-EE"). This Form ABS-EE/A amends the Previously Filed Form ABS-EE to correct the identity of the signatory on behalf of American Honda Receivables LLC. Effective upon the filing of this Form ABS-EE/A, the Previously Filed Form ABS-EE is replaced and superseded in its entirety by this Form ABS-EE/A.

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File (Schedule AL)
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

American Honda Receivables LLC
(Depositor)

Date: August 28, 2026	By:	/s/ Michiko Yamasaki Rey
	Name:	Ms. Michiko Yamasaki Rey
	Title:	Secretary